Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2025
Other Income, Net [Abstract]
Schedule of Other Income, Net

Other income, net consisted of the following for the year ended March 31:

	2024	2025	2025
	HK$	HK$	US$
Bank interest income, net	31,864	17,966	2,309
Government grant	—	—	—
Others	4,201	(187)	(24)
	36,065	17,779	2,285